GENERAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2015 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 CNY (¥)
GENERAL INFORMATION
Registered capital	¥ 800,000
Shanxi Huaxing
GENERAL INFORMATION
Registered capital			¥ 1,850,000
Percentage of equity attributable to the Company		60.00%	60.00%
Percentage of indirect equity attributable to the Company		40.00%	40.00%
Baotou Aluminum
GENERAL INFORMATION
Registered capital			¥ 2,245,510
Percentage of equity attributable to the Company		74.33%	74.33%
Chalco Trading
GENERAL INFORMATION
Registered capital			¥ 1,731,111
Percentage of equity attributable to the Company		100.00%	100.00%
Shanxi Huasheng
GENERAL INFORMATION
Registered capital			¥ 1,000,000
Percentage of equity attributable to the Company		51.00%	51.00%
Shanxi New Material
GENERAL INFORMATION
Registered capital			¥ 4,279,601
Percentage of equity attributable to the Company		85.98%	85.98%
Zunyi Aluminum Co., Ltd.
GENERAL INFORMATION
Registered capital			¥ 3,204,899
Percentage of equity attributable to the Company		67.445%	67.445%
Shandong Huayu
GENERAL INFORMATION
Registered capital			¥ 1,627,697
Percentage of equity attributable to the Company		55.00%	55.00%
Chalco Hong Kong
GENERAL INFORMATION
Registered capital | $		$ 849,940
Percentage of equity attributable to the Company		100.00%	100.00%
Chalco Mining
GENERAL INFORMATION
Registered capital			¥ 4,028,859
Percentage of equity attributable to the Company		18.86%	18.86%
Chalco Energy Co., Ltd.
GENERAL INFORMATION
Registered capital			¥ 819,993
Percentage of equity attributable to the Company		100.00%	100.00%
Ningxia Energy
GENERAL INFORMATION
Registered capital			¥ 5,025,800
Percentage of equity attributable to the Company		70.82%	70.82%
Guizhou Huajin
GENERAL INFORMATION
Registered capital			¥ 1,000,000
Percentage of equity attributable to the Company		60.00%	60.00%
Chalco Zhengzhou Research Institute of Non-ferrous Metal Co., Ltd
GENERAL INFORMATION
Registered capital			¥ 214,858
Percentage of equity attributable to the Company		100.00%	100.00%
Chalco Shandong
GENERAL INFORMATION
Registered capital			¥ 3,808,995
Percentage of equity attributable to the Company		69.20%	69.20%
Zhongzhou Aluminum
GENERAL INFORMATION
Registered capital			¥ 5,071,235
Percentage of equity attributable to the Company		63.10%	63.10%
China Aluminum Logistics Group Corporation Co., Ltd.
GENERAL INFORMATION
Registered capital			¥ 558,752
Percentage of equity attributable to the Company		100.00%	100.00%
Xinghua Technology
GENERAL INFORMATION
Registered capital			¥ 270,000
Percentage of equity attributable to the Company		33.00%	33.00%
Percentage of indirect equity attributable to the Company		33.00%	33.00%
Chinalco Shanghai
GENERAL INFORMATION
Registered capital			¥ 968,300
Percentage of equity attributable to the Company		100.00%	100.00%
Shanxi Huarun
GENERAL INFORMATION
Registered capital			¥ 1,641,750
Percentage of equity attributable to the Company		40.00%	40.00%
Guizhou Huaren New Material
GENERAL INFORMATION
Registered capital			¥ 1,200,000
Percentage of equity attributable to the Company		40.00%	40.00%
China Aluminum International Trading Group Co. Ltd.
GENERAL INFORMATION
Registered capital			¥ 1,030,000
Percentage of equity attributable to the Company		100.00%	100.00%
Chalco Materials Co. Ltd.
GENERAL INFORMATION
Registered capital			¥ 1,000,000
Percentage of equity attributable to the Company		100.00%	100.00%